Net Loss Per Share - Schedule of Computation of Diluted Net Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total computation of diluted net loss per share	16,122,195	14,640,180	15,683,474	11,483,561
Series Seed-1 (as converted to common stock) [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total computation of diluted net loss per share	1,536,006	1,536,006	1,536,006	1,536,006
Series Seed-2 (as converted to common stock) [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total computation of diluted net loss per share	1,099,412	1,099,412	1,099,412	1,099,412
Series A-1 (as converted to common stock) [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total computation of diluted net loss per share	1,059,058	1,059,058	1,059,058	1,059,058
Series A (as converted to common stock) [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total computation of diluted net loss per share	2,652,734	2,652,734	2,652,734	2,652,734
Series SA-2 (as converted to common stock) [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total computation of diluted net loss per share	1,745,625	1,745,625	1,745,625	1,745,625
Series A-2 (as converted to common stock) [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total computation of diluted net loss per share	3,184,572	3,184,572	3,184,572	1,773,460
Series X (as converted to common stock) [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total computation of diluted net loss per share	779,240		769,114
Stock options to purchase common stock [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total computation of diluted net loss per share	3,256,084	3,362,773	3,307,849	1,617,266
Unvested restricted common stock [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total computation of diluted net loss per share	809,464		329,104